Discontinued Operations (Details) - Schedule of assets and liabilities attributable to discontinued operations - Assets and Liabilities {Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 27	$ 87
Accounts receivable, net of allowance of $97 and $42, respectively	5,202	3,786
Contract assets	208	468
Deferred contract acquisition costs, current	979	828
Total current assets	6,416	5,169
Contract assets, noncurrent	8,419	10,364
Deferred contract acquisition costs, noncurrent	2,315	2,579
Goodwill	33,696	33,696
Intangible assets, net	15,758	19,148
Total assets	66,604	70,956
Current liabilities:
Accounts payable	128	170
Accrued expenses	4,993	1,760
Deferred revenue	1,247	916
Total current liabilities	6,368	2,846
Other liabilities	180
Total liabilities	6,548	2,846
Net assets	$ 60,056	$ 68,110